Earnings Per Common Share	6 Months Ended
Jun. 30, 2025
Earnings Per Common Share [Abstract]
Earnings Per Common Share
10.	Earnings Per Common Share:

All shares issued are included in the Company’s common stock and have equal rights to vote and participate in dividends and in undistributed earnings. The components of the calculation of basic and diluted Earnings per share for the six months ended June 30, 2024 and 2025 are as follows:

	Six months ended June 30,
	2024	2025
Net Income	1,939	7,563
Weighted average common shares outstanding, basic and diluted	4,626,197	4,626,197
Earnings per share, basic and diluted	0.42	1.63

For the period ended June 30, 2025, since all of the Company’s warrants were out of the money, no dilutive shares were assumed from their exercise.